NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED MAY 1, 2024

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES

DATED FEBRUARY 29, 2024

Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG International Developed Markets Equity ETF	TIAA ESG International Developed Markets Equity Index	Nuveen ESG International Developed Markets Equity Index
Nuveen ESG Emerging Markets Equity ETF	TIAA ESG Emerging Markets Equity Index	Nuveen ESG Emerging Markets Equity Index

Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-GLINTEQ-0524P